Condensed Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 50,193	$ 614,767	$ 1,323,903
Prepaid expenses	13,627	31,110	550,434
Total current assets	63,820	645,877	1,874,337
Non-current assets:
Prepaid expense - noncurrent			26,081
Marketable securities held in Trust Account	31,631,853	285,506,568	281,522,137
Total assets	31,695,673	286,152,445	283,422,555
Current liabilities:
Accounts payable and accrued expenses	4,664,539	1,866,992	411,416
Due to related party	279,193	144,193	24,193
Promissory note—related party	687,208	171,346	171,346
Total current liabilities	5,630,940	2,182,531	606,955
Non-current liabilities:
Warrant Liabilities	2,049,024	796,224	13,976,160
Deferred underwriters' fee	0	9,660,000	9,660,000
Total liabilities	7,679,964	12,638,755	24,243,115
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	31,631,853	285,506,568	281,520,000
Shareholders' Deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0	0
Accumulated deficit	(7,616,834)	(11,993,568)	(22,341,250)
Total shareholders' deficit	(7,616,144)	(11,992,878)	(22,340,560)
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit	31,695,673	286,152,445	283,422,555
Class A common stock [Member]
Shareholders' Deficit:
Common stock	0	0	0
Class B Common Stock [Member]
Shareholders' Deficit:
Common stock	$ 690	$ 690	$ 690